Expense Example, No Redemption {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-05 - Fidelity Women's Leadership Fund	Jun. 29, 2021 USD ($)
Fidelity Advisor Women's Leadership Fund: Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	941
5 Years	1,221
10 Years	2,017
Fidelity Advisor Women's Leadership Fund: Class M
Expense Example, No Redemption:
1 Year	488
3 Years	798
5 Years	1,135
10 Years	2,086
Fidelity Advisor Women's Leadership Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	613
5 Years	1,061
10 Years	2,124
Fidelity Advisor Women's Leadership Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	301
5 Years	531
10 Years	1,192
Fidelity Advisor Women's Leadership Fund: Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	261
5 Years	466
10 Years	$ 1,058